Applicable laws and regulations (Tables)	12 Months Ended
Dec. 31, 2024
Applicable laws and regulations
Schedule of Applicable Laws and Regulations
The information corresponding to the total capital adequacy index is as follows:

	December 31,
	2024	2023
Capital funds	1,341,031	1,206,753
Risk-weighted assets	9,873,772	8,898,408
Capital adequacy index	13.6%	13.6%

Schedule of Leverage Ratio Cannot be Lower, at Any Time, than 3%. The Bank will Inform to SBP as Often as the Compliance with the Leverage Ratio is Determined
The table below presents the Bank´s leverage ratio in compliance with Article No.17 of Rule No. 1-2015:

	December 31,
	2024	2023
Ordinary capital	1,195,914	1,070,734
Non-risk-weighted assets	12,220,660	10,994,085
Leverage ratio	9.8%	9.74%

Schedule of Regulatory Reserves
Below is a list of the regulatory reserves that the Bank maintains in accordance with the Prudential Standards of the SBP:

	December 31,
	2024	2023
Dynamic provision	145,117	136,019
Regulatory reserve for individual credits	4,549	—
Total regulatory reserves	149,666	136,019

Schedule of Percentages Applicable to Conditional Charges	After two years, if the Bank has not made the write-off, it must create a reserve in the equity account, through the appropriation of retained earnings, which will be charged to the value of the loan net of the provisions already established, according to the percentages established in the following table:

Percentage applicable
Period
At the beginning of the third year	50%
At the beginning of the fourth year	50%

Schedule of Based on the Classification of Risks, Collateral and in Compliance with SBP Rule No. 4 2013
Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2024
	Normal	Special mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	5,294,002	46,959	—	6,933	10,107	5,358,001
Financial institutions:
Private	2,521,065	—	—	—	—	2,521,065
State-owned	413,775	—	—	—	—	413,775
	2,934,840	—	—	—	—	2,934,840
Sovereign	82,331	—	—	—	—	82,331
Total	8,311,173	46,959	—	6,933	10,107	8,375,172

Specific provision	—	9,392		5,546	5,558	20,496

Allowance for loan
losses under IFRS (1):	51,427	14,248	—	5,441	7,042	78,158

	December 31, 2023
	Normal	Special mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	4,354,378	32,342	—	—	10,107	4,396,827
Financial institutions:
Private	2,248,150	—	—	—	—	2,248,150
State-owned	464,918	—	—	—	—	464,918
	2,713,068	—	—	—	—	2,713,068
Sovereign	85,672	—	—	—	—	85,672
Total	7,153,118	32,342	—	—	10,107	7,195,567

Specific provision	—	6,470	—	—	5,652	12,122

Allowance for loan
losses IFRS (1):	45,958	6,554	—	—	6,898	59,410
(1) As of December 31, 2024, and 2023, there is no excess in the specific provision calculated in accordance with Rule No. 8-2014 of the SBP, over the provision calculated in accordance with IFRS.
Below is the classification of the loan portfolio by maturity profile based on Rule No. 4-2013 and modified by Rule No. 8-2014:

	December 31, 2024
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	5,347,894	—	10,107	5,358,001
Financial institutions:
Private	2,521,065	—	—	2,521,065
State-owned	413,775	—	—	413,775
	2,934,840	—	—	2,934,840
Sovereign	82,331	—	—	82,331
Total	8,365,065	—	10,107	8,375,172

	December 31, 2023
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	4,386,720	—	10,107	4,396,827
Financial institutions:
Private	2,248,150	—	—	2,248,150
State-owned	464,918	—	—	464,918
	2,713,068	—	—	2,713,068
Sovereign	85,672	—	—	85,672
Total	7,185,460	—	10,107	7,195,567

Schedule of Statutory Purposes only, Non-Accruing Loans
In accordance with Rule No. 4-2013, as amended by Rule No. 8-2014, non-accruing loans are presented by category as follows:

	December 31, 2024
	Normal	Special mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	—	6,933	10,107	17,040
Total	—	—	—	6,933	10,107	17,040

	December 31, 2023
	Normal	Special mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	—	—	10,107	10,107
Total	—	—	—	—	10,107	10,107

	December 31,
	2024	2023
Non-accruing loans:
Private corporations	17,040	10,107

Interest that would be reversed if the loans had been classified as non-accruing loans	474	328